Income Taxes - Provision for Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ 46	$ 4	$ 5
State			55	(2)	(7)
Foreign			(201)	0	73
Total			(100)	2	71
Deferred:
Federal			28	47	46
State			2	2	(5)
Foreign			0	0	0
Total			30	49	41
Total tax expense (benefit)	$ 56	$ 83	$ (70)	$ 51	$ 112